Stock-based payments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Stock-based payments
16.	Stock-based payments

(a)	Option plan details

The Company has an incentive stock option plan, under which non-transferrable options to purchase common shares of the Company may be granted to directors, officers, employees, or consultants of the Company. The terms of the plan provide that the Board of Directors may grant options to acquire common shares of the Company at not less than the discounted market price (as set out in the plan) with the market price deemed to be the closing price on the day preceding the grant at varying rates. The maximum number of common shares reserved for issuance for options that may be granted under the plan is 10% of the common shares outstanding. No amounts are paid or payable by the recipient on receipt of the option, and the Board of Directors has the authority to determine the terms, limitations, restrictions, and conditions (including any criteria) in respect of any grants.

(b)	Summary of changes

The following is a summary of the changes in options for the period from January 1, 2016 to December 31, 2016:

	Grant date	Exercise price	Number of options	Amount
Balance at January 1, 2016			1,610,003	$599
Issuance of options
May	May 17 and 27, 2016	$0.285	157,850	6
August	August 5, 2016	0.50	1,225,000	30
October	October 6, 2016	1.23	3,618,500	114
November	Multiple	Multiple	482,000	28
Exercise of options				—
August	October 1, 2013	0.24	(213,390)	(31)
August	May 17 and 27, 2016	0.285	(157,390)	(6)
October	October 1, 2013	0.24	(32,008)	(5)
Expiry of options		0.96	(512,971)	—

Balance at December 31, 2016			6,177,594	$735

The following is a summary of the changes in options for the period from January 1, 2017 to December 31, 2017:

	Grant date	Exercise price	Number of options	Amount
Balance at January 1, 2017			6,177,594	$735
Issuance of options
April	April 12, 2017	3.14	3,299,000	—
August	August 23, 2017	2.42	2,903,000	—
November	November 9, 2017	3.32	200,000	—
Exercise of options
January	January 30, 2014	0.71	(32,009)	(14)
February	August 5, 2014	1.15	(32,000)	(23)
March	September 19, December 17, 2014	1.15	(171,695)	(104)
April	August 5, 2014	1.15	(93,000)	(66)
April	October 6, 2016	1.23	(30,416)	(15)
May	August 5, 2014	1.15	(35,043)	(25)
July	August 5, 2016	0.50	(83,333)	(19)
September	October 6, 2016	1.23	(1,250)	(1)
December	December 17, 2014	1.15	(92,500)	(41)
Expiry of options			(404,598)	—
Vesting of issued options		1.15	—	1,862

Balance at December 31, 2017			11,603,750	$2,289

The weighted average share price at the dates of exercise of options during the year ended December 31, 2017 was $3.66 (2016 - $0.52).

As at December 31, 2017, the Company had outstanding and exercisable options as follows:

			Weighted average
Grant date	Vesting terms	Number of options	Exercise price	Remaining contractual life (years)
August 5, 2016	Evenly over 48 months	1,141,666	$0.50	3.60
October 6, 2016	Evenly over 48 months	3,578,084	1.23	3.77
November 16, 2016	On May 15, 2017	300,000	1.50	0.37
November 21, 2016	Evenly over 48 months	182,000	1.84	3.88
April 12, 2017	Evenly over 48 months	3,299,000	3.14	4.28
August 23, 2017	Evenly over 48 months	2,903,000	2.42	4.65
November 9, 2017	Evenly over 48 months	200,000	3.32	4.86

Outstanding at December 31, 2017		11,603,750	$2.05	4.05

Exercisable at December 31, 2017		2,744,387	$1.71	3.57

These options shall expire at the earlier of 180 days of the death, disability or incapacity of the holder or five years after the date of issue, and can only be settled in equity.

As at December 31, 2017, the weighted average exercise price of options outstanding is $2.05 (2016 - $1.10). The weighted average exercise price of options exercisable is $1.71 (2016 - $1.09).

(c)	Fair Value of Options Issued During the Year

The fair value of the options was determined using the Black-Scholes option pricing model. The following inputs were used:

	2017	2016
Share price at grant date	$2.42 - $3.27	$0.19 - $1.77
Exercise price	$2.42 - $3.32	$0.285 - $1.84
Risk free interest rate	0.96% - 1.59%	0.54% - 0.67%
Expected life of options (years)	5	0.25 - 5
Expected annualized volatility	55%	55% - 150%
Expected dividend yield	0%	0%
Weighted average Black Scholes value at grant date	$1.39	$0.43

Volatility was estimated using the historical volatility of the Company and other companies that the Company considers comparable that have trading and volatility history prior to the Company becoming public.

(d)	Expenses Arising from Stock-based Payments

Total expenses arising from stock-based payments recognized during the year ended December 31, 2017 were $1,862 (2016 $307).